Accounts Receivable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Accounts receivable		$ 1,889,112	$ 1,441,997
Less: Allowance for doubtful accounts		(11,761)	(11,761)
Accounts Receivable, Net, Current, Total	$ 1,889,706	$ 1,877,351	$ 1,430,236